CRYPTOCURRENCY ASSETS (Details) - 6 months ended Jun. 30, 2021 - CRYPTOCURRENCY ASSETS ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	¥ 0	$ 0
Collection on behalf of a third party for promotion activities	14,737	2,282
Distribution to pool participants	(2,702,591)	(418,351)
Return of deposits	(95,467)	(14,786)
Payment of service expense and non-current assets	(4,440)	(688)
Disposal of cryptocurrencies	(184,422)	(28,563)
Others	(1,793)	(222)
Ending balance	468,052	72,492
BTC.com Pool Business
Indefinite-lived Intangible Assets [Line Items]
Cryptocurrencies acquired	516,686	79,981
Mining pool business
Indefinite-lived Intangible Assets [Line Items]
Cryptocurrencies mined	2,727,684	422,236
Mining business
Indefinite-lived Intangible Assets [Line Items]
Cryptocurrencies mined	73,051	11,314
Private Placement
Indefinite-lived Intangible Assets [Line Items]
Receipts	¥ 124,607	$ 19,289